Share-Based Compensation - Authorized (Details) - 2014 Plan - shares	1 Months Ended
	Dec. 31, 2015	Jul. 31, 2014
Share-Based Compensation
Ordinary shares initially authorized under the Plan	26,938,020	17,570,281
Percent of ordinary shares authorized to increase on each of the third, sixth and ninth anniversaries of the effective date		5.00%
Increase in ordinary shares authorized under the Plan	9,367,739